Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Surety bonds outstanding			$ 2,153,618
Surety Bond [Member]
Commitments and Contingencies [Line Items]
Surety bonds outstanding	$ 7,500	$ 500
Predecessor Company
Commitments and Contingencies [Line Items]
Underwriting discount, description		The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 6,000,000 Over-Allotment Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. On July 22, 2019, the underwriters partially exercised their over-allotment option for 5,000,000 Over-Allotment Units.
Over-allotment option, description		The underwriters were entitled to underwriting discounts of $0.20 per unit, or $9.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $15.75 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
Underwriting discount (per unit)		$ 0.20
Predecessor Company | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting discount, description	The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 6,000,000 Over-Allotment Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. On July 22, 2019, the underwriters partially exercised their over-allotment option for 5,000,000 Over-Allotment Units.
Over-allotment option, description	The underwriters were entitled to underwriting discounts of $0.20 per unit, or $9.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $15.75 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
Underwriting discount (per unit)	$ 0.20